PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Sep. 30, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Balance Sheet

	September 30, 2013	September 30, 2012
	(Dollars in thousands)
ASSETS
Cash and cash equivalents	$1,977	1,567
Investment in subsidiary	200,220	175,352
Investment in LLCs	16,499	17,222
Investment in NASB Trust Preferred I	774	774
Income taxes receivable	1,658	1,752
Other assets	892	835

	$222,020	197,502

LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities
Subordinated debentures	$25,774	25,774
Accrued interest payable	729	225

Total liabilities	26,503	25,999

Stockholders’ equity
Common stock	1,479	1,479
Additional paid-in capital	16,613	16,657
Retained earnings	217,143	189,516
Treasury stock	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	(1,300)	2,269

Total stockholders’ equity	195,517	171,503

	$222,020	197,502

Schedule of Statements of Operation

	Years Ended September 30,
	2013	2012	2011
	(Dollars in thousands)
Income:
Income (loss) from subsidiary	$28,482	18,835	(15,801)
Interest and dividend income	—	—	26
Provision for loan losses	—	—	(68)
Gain on sale of real estate	45	25	37
Impairment loss on investment in LLCs	—	(200)	—
Loss from investment in LLCs	(731)	(257)	(126)

Total income (loss)	27,796	18,403	(15,932)

Expenses:
Interest on subordinated debentures	504	536	494
Professional fees	119	155	75
Other expense	82	55	60

Total expenses	705	746	629

Income (loss) before income tax expense	27,091	17,657	(16,561)
Income tax benefit	(536)	(453)	(293)

Net income (loss)	$27,627	18,110	(16,268)

Schedule of Statements of Cash Flows

	Years ended September 30,
	2013	2012	2011
	(Dollars in thousands)
Cash flows from operating activities:
Net income (loss)	$27,627	18,110	(16,268)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	—	—	68
Gain on sale of real estate	(45)	(25)	(37)
Loss from investment in LLCs	731	257	126
Impairment loss on investment in LLCs	—	200	—
Equity in undistributed (earnings) loss of subsidiary	(28,482)	(18,835)	15,801
Change in income taxes receivable	94	(330)	(40)
Change in accrued interest payable	504	143	(11)
Other	(12)	297	(537)

Net cash provided by (used in) operating activities	417	(183)	(898)

Cash flows from investing activities:
Principal repayments of loans receivable	—	—	630
Investment in LLC	(7)	(5)	(1)

Net cash provided by (used in) investing activities	(7)	(5)	629

Cash flows from financing activities:
Change in escrows	—	—	(36)

Net cash used in financing activities	—	—	(36)

Net increase (decrease) in cash and cash equivalents	410	(188)	(305)

Cash and cash equivalents at beginning of period	1,567	1,755	2,060

Cash and cash equivalents at end of period	$1,977	1,567	1,755